OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES
12.	OTHER LONG-TERM LIABILITIES

	December 31,
	2011	2010
Interest rate swap liabilities	$—	$2,278
Deferred rent liabilities	4,799	4,037
Other deposits received	196	181
Payables for acquisition of assets and liabilities (Note 22)	22,905	—

	$27,900	$6,496

In connection with the signing of the City of Dreams Project Facility in September 2007, Melco Crown Gaming entered into floating-for-fixed interest rate swap agreements to limit its exposure to interest rate risk. Eight and six interest rate swap agreements entered in 2007 and 2008 were expired during the years ended December 31, 2010 and 2011, respectively. Melco Crown Gaming also entered into another three interest rate swap agreements in 2009 that will expire in February 2012. Under the interest rate swap agreements, Melco Crown Gaming pays a fixed interest rate ranging from 1.96% to 4.74% per annum of the notional amount, and receives variable interest which is based on the applicable HIBOR for each of the payment date. As of December 31, 2011 and 2010, the notional amounts of the outstanding interest rate swap agreements amounted to $127,892 and $492,265, respectively.

As of December 31, 2010 and before the amendment of the City of Dreams Project Facility on June 30, 2011 as disclosed in Note 11, these interest rate swap agreements were expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there was no impact on the consolidated statements of operations from changes in the fair value of the hedging instruments. Instead, the fair value of the instruments were recorded as assets or liabilities on the consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive losses until the hedged interest expenses were recognized in the consolidated statements of operations. As of December 31, 2010, the Group estimated that $9,752 of the net unrealized losses on the interest rate swaps would have been reclassified from accumulated other comprehensive losses into interest expenses over the next twelve months.

Immediately after the amendment of the City of Dreams Project Facility on June 30, 2011 as disclosed in Note 11, the interest rate swap agreements no longer qualified for hedge accounting. Accordingly, the Group reclassified the accumulated losses of $4,310 recognized in accumulated other comprehensive losses prior to the discontinuance of hedge accounting to the consolidated statements of operations. Any subsequent changes in fair value of the interest rate swap agreements will be recognized in the consolidated statements of operations.

As of December 31, 2011 and 2010, the fair values of interest rate swap agreements were recorded as interest rate swap liabilities, of which $363 and $8,143 were included in accrued expenses and other current liabilities, and nil and $2,278 were included in other long-term liabilities, respectively.